Shareholders' Equity - Schedule of Movement in Treasury Shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Number of shares, beginning balance	3,800	1,668
Balance at the beginning of year	$ 49	$ 14
Purchases (in shares)	1,476,621	3,421,238
Purchases	$ 23,153	$ 31,090
Cancellations (in shares)	(1,326,410)	(3,419,106)
Cancellation of treasury shares	$ (19,525)	$ (31,055)
Number of shares, ending balance	154,011	3,800
Balance at the end of year	$ 3,677	$ 49